Schedule of Property, Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 HKD ($)	Dec. 15, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Cost beginning		$ 160,511,350	$ 157,561,947
Additions		5,605,666	7,873,141
Written off		(447,976)	(4,923,738)
Disposal		(125,037)
Cost ending		165,544,003	160,511,350	$ 157,561,947
Accumulated depreciation, beginning		105,455,035	75,813,639
Charge for the year		27,626,357	34,038,855
Written off		(327,173)	(4,397,459)
Disposal		(62,103)
Accumulated depreciation, ending		132,692,116	105,455,035	75,813,639
Impairment, beginning balance		4,549,381
Provision	$ 241,205	1,877,371	4,549,381
Impairment, ending balance		6,426,752	4,549,381
Net carrying amount	3,395,107		50,506,934		$ 26,425,135	$ 8,894,566
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Cost beginning		134,465,608	131,947,758
Additions		4,950,503	6,451,975
Written off			(3,934,125)
Disposal
Cost ending		139,416,111	134,465,608	131,947,758
Accumulated depreciation, beginning		88,493,784	63,171,268
Charge for the year		23,260,951	28,956,777
Written off			(3,634,261)
Disposal
Accumulated depreciation, ending		111,754,735	88,493,784	63,171,268
Impairment, beginning balance		4,549,381
Provision		1,877,371	4,549,381
Impairment, ending balance		6,426,752	4,549,381
Net carrying amount	2,728,229		41,422,443		21,234,624
Plant and machinery [member]
IfrsStatementLineItems [Line Items]
Cost beginning		23,805,183	23,592,372
Additions		490,758	1,137,141
Written off		(316,793)	(924,330)
Disposal		(116,219)
Cost ending		23,862,929	23,805,183	23,592,372
Accumulated depreciation, beginning		15,807,153	11,852,964
Charge for the year		3,965,785	4,671,570
Written off		(255,006)	(717,381)
Disposal		(53,725)
Accumulated depreciation, ending		19,464,207	15,807,153	11,852,964
Impairment, beginning balance
Provision
Impairment, ending balance
Net carrying amount	565,149		7,998,030		4,398,723
Office Equipments [Member]
IfrsStatementLineItems [Line Items]
Cost beginning		2,220,559	2,021,817
Additions		134,405	264,025
Written off		(131,183)	(65,283)
Disposal		(8,818)
Cost ending		2,214,963	2,220,559	2,021,817
Accumulated depreciation, beginning		1,152,098	789,407
Charge for the year		390,621	408,508
Written off		(72,167)	(45,817)
Disposal		(8,378)
Accumulated depreciation, ending		1,462,174	1,152,098	789,407
Impairment, beginning balance
Provision
Impairment, ending balance
Net carrying amount	96,718		1,068,461		752,788
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Cost beginning		20,000
Additions		30,000	20,000
Written off
Disposal
Cost ending		50,000	20,000
Accumulated depreciation, beginning		2,000
Charge for the year		9,000	2,000
Written off
Disposal
Accumulated depreciation, ending		11,000	2,000
Impairment, beginning balance
Provision
Impairment, ending balance
Net carrying amount	$ 5,011		$ 18,000		$ 39,000